INCOME TAXES (Details 2) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets:
Allowance for loan losses	$ 8,112,015	$ 8,378,598
Stock-based compensation	886,437	625,609
Non-accrual interest	290,729	733,418
Deferred compensation	1,580,622	2,013,960
Equity investments	126,614	117,870
Unrealized losses on securities available for sale	15,654
Other	411,189	739,580
Total deferred tax assets	11,423,260	12,609,035
Deferred tax liabilities:
FHLB stock dividends	152,311	152,311
Core deposit intangible	8,441	15,559
Premises and equipment	673,568	768,039
Unrealized gains on securities available for sale		13,161
Other	18,705	21,473
Total deferred tax liabilities	853,025	970,543
Net deferred tax assets	$ 10,570,235	$ 11,638,492